CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (DEFICIT) - USD ($) $ in Thousands	Share capital	Share Premium	Accumulated gains (losses)	Share based payments reserve [Member]	Reserve with respect to funding transactions with related parties [Member]	Reserve with respect to transaction under common control [Member]	Total
Balance at Dec. 31, 2018	$ 21	$ 22,788	$ (35,879)	$ 2,352	$ 16,940	$ (8,467)	$ (2,245)
Changes in the year:
Share based compensation				615			615
Total comprehensive income (loss) for the year			(3,978)				(3,978)
Balance at Dec. 31, 2019	21	22,788	(39,857)	2,967	16,940	(8,467)	(5,608)
Changes in the year:
Share based compensation				969			969
Benefit to the Company by an equity holder with respect to funding transactions					3,132		3,132
Recapitalization of share capital	23	(23)					0
Issuance of ordinary shares, net of issuance cost, in an initial public offering	0	45,810					45,810
Exercise of employee options to ordinary shares	0	33		(29)			4
Total comprehensive income (loss) for the year			6,514				6,514
Balance at Dec. 31, 2020	44	68,608	(33,343)	3,907	20,072	(8,467)	50,821
Changes in the year:
Share based compensation	0	0	0	3,448	0	0	3,448
Exercise of employee options to ordinary shares	1	2,204	0	(1,332)	0	0	873
Total comprehensive income (loss) for the year	0	0	4,652	0	0	0	4,652
Balance at Dec. 31, 2021	$ 45	$ 70,812	$ (28,691)	$ 6,023	$ 20,072	$ (8,467)	$ 59,794